As filed with the Securities and Exchange Commission on April 20, 2026

File Nos. 333-22075 and 811-08061

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 96	[X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 99	[X]
(Check appropriate box or boxes.)

Diamond Hill Funds

(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 226-5595

Thomas E. Line, Diamond Hill Funds

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Name and Address of Agent for Service)

With copy to:

Michael V. Wible, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

(614) 469-3200

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 19, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a) (1)
[ ]	on (date) pursuant to paragraph (a) (1)
[ ]	75 days after filing pursuant to paragraph (a) (2)
[ ]	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No.96

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 94, as it relates to Diamond Hill High Income ETF (the “Fund”), a series of the Registrant, until May 19, 2026. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 94, filed on February 6, 2026, are incorporated by reference herein.

Signatures

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio on April 20, 2026.

DIAMOND HILL FUNDS

By:	/s/ Thomas E. Line
Thomas E. Line

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Thomas E. Line	President	April 20, 2026
Thomas E. Line

/s/ Julie A. Roach	Treasurer	April 20, 2026
Julie A. Roach

Anthony J. Ghoston*	Trustee	April 20, 2026
Anthony J. Ghoston

Tamara L. Fagely*	Trustee	April 20, 2026
Tamara L. Fagely

Jody T. Foster*	Trustee	April 20, 2026
Jody T. Foster

Nancy M. Morris*	Trustee	April 20, 2026
Nancy M. Morris

John T. Kelly-Jones*	Trustee	April 20, 2026
John T. Kelly-Jones

*By:	/s/ Thomas E. Line
Thomas E. Line
Executed by Thomas E. Line
on behalf of those indicated pursuant to Powers of Attorney